Calvert
Mid-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	59,275	$ 2,680,416
		$ 2,680,416
Auto Components — 0.7%
Aptiv PLC	20,835	$ 1,623,463
		$ 1,623,463
Banks — 0.7%
First Republic Bank	15,552	$ 1,648,356
		$ 1,648,356
Beverages — 1.3%
Coca-Cola European Partners PLC	75,005	$2,832,189
		$2,832,189
Biotechnology — 1.4%
Emergent BioSolutions, Inc.(1)	40,951	$3,238,405
		$3,238,405
Building Products — 2.0%
AZEK Co., Inc. (The)(1)	75,746	$2,413,268
Trex Co., Inc.(1)	17,029	2,214,962
		$4,628,230
Capital Markets — 4.3%
Cboe Global Markets, Inc.	36,953	$3,446,976
Northern Trust Corp.	38,768	3,075,853
Tradeweb Markets, Inc., Class A	54,490	3,168,049
		$9,690,878
Commercial Services & Supplies — 2.2%
Republic Services, Inc.	34,285	$2,813,084
Tetra Tech, Inc.	27,176	2,150,165
		$4,963,249
Communications Equipment — 1.8%
Motorola Solutions, Inc.	28,578	$4,004,635
		$4,004,635
Containers & Packaging — 4.2%
AptarGroup, Inc.	29,777	$3,334,429
Ball Corp.	51,055	3,547,812
Packaging Corp. of America	25,514	2,546,297
		$9,428,538
Security	Shares	Value
Diversified Consumer Services — 2.7%
Service Corp. International	50,962	$ 1,981,912
ServiceMaster Global Holdings, Inc.(1)	117,682	4,200,071
		$ 6,181,983
Electric Utilities — 2.1%
Xcel Energy, Inc.	77,220	$ 4,826,250
		$ 4,826,250
Electrical Equipment — 1.8%
AMETEK, Inc.	46,216	$ 4,130,324
		$4,130,324
Electronic Equipment, Instruments & Components — 3.3%
CDW Corp.	36,981	$4,296,452
Zebra Technologies Corp., Class A(1)	12,564	3,215,756
		$7,512,208
Energy Equipment & Services — 0.9%
Baker Hughes Co.	139,348	$2,144,566
		$2,144,566
Entertainment — 2.3%
Electronic Arts, Inc.(1)	39,167	$5,172,002
		$5,172,002
Equity Real Estate Investment Trusts (REITs) — 7.8%
AvalonBay Communities, Inc.	22,468	$3,474,451
Digital Realty Trust, Inc.	23,936	3,401,545
Extra Space Storage, Inc.	42,569	3,932,099
Lamar Advertising Co., Class A	24,459	1,632,883
Mid-America Apartment Communities, Inc.	32,942	3,777,459
National Retail Properties, Inc.	38,908	1,380,456
		$17,598,893
Food & Staples Retailing — 0.7%
Performance Food Group Co.(1)	56,977	$1,660,310
		$1,660,310
Food Products — 1.5%
Nomad Foods, Ltd.(1)	157,525	$3,378,911
		$3,378,911
Health Care Equipment & Supplies — 3.2%
Cooper Cos., Inc. (The)	6,548	$1,857,275
Haemonetics Corp.(1)	20,458	1,832,218

Calvert
Mid-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	9,950	$ 3,621,601
		$ 7,311,094
Health Care Providers & Services — 5.1%
Amedisys, Inc.(1)	9,352	$ 1,856,746
Centene Corp.(1)	82,982	5,273,506
Chemed Corp.	4,890	2,205,733
LHC Group, Inc.(1)	12,613	2,198,698
		$ 11,534,683
Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners, L.P.	22,107	$1,133,647
		$1,133,647
Insurance — 5.8%
Alleghany Corp.	5,681	$2,778,804
Allstate Corp. (The)	28,900	2,803,011
Assurant, Inc.	28,904	2,985,494
First American Financial Corp.	47,721	2,291,563
RLI Corp.	27,891	2,289,851
		$13,148,723
Interactive Media & Services — 1.1%
IAC/InterActiveCorp.(1)	7,936	$2,566,502
		$2,566,502
IT Services — 7.4%
Black Knight, Inc.(1)	67,949	$4,930,379
Broadridge Financial Solutions, Inc.	43,245	5,457,087
Cognizant Technology Solutions Corp., Class A	75,361	4,282,012
CSG Systems International, Inc.	17,554	726,560
WEX, Inc.(1)	8,233	1,358,527
		$16,754,565
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	49,530	$4,376,966
		$4,376,966
Machinery — 3.3%
Fortive Corp.	46,414	$3,140,371
Stanley Black & Decker, Inc.	31,190	4,347,262
		$7,487,633
Metals & Mining — 0.8%
Steel Dynamics, Inc.	69,712	$1,818,786
		$1,818,786
Security	Shares	Value
Multiline Retail — 2.4%
Dollar General Corp.	28,688	$ 5,465,351
		$ 5,465,351
Multi-Utilities — 4.0%
CMS Energy Corp.	72,918	$ 4,259,869
Sempra Energy	40,447	4,741,602
		$ 9,001,471
Pharmaceuticals — 1.6%
Jazz Pharmaceuticals PLC(1)	26,212	$ 2,892,232
Royalty Pharma PLC, Class A(1)	17,258	837,876
		$3,730,108
Professional Services — 3.3%
IHS Markit, Ltd.	57,662	$4,353,481
Verisk Analytics, Inc.	18,159	3,090,662
		$7,444,143
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	25,555	$3,134,065
NXP Semiconductors NV	20,126	2,295,169
Skyworks Solutions, Inc.	29,291	3,745,148
		$9,174,382
Software — 3.8%
ANSYS, Inc.(1)	14,640	$4,270,927
Bill.com Holdings, Inc.(1)	21,678	1,955,573
Everbridge, Inc.(1)(2)	8,162	1,129,294
RealPage, Inc.(1)	19,466	1,265,485
		$8,621,279
Specialty Retail — 4.9%
AutoZone, Inc.(1)	3,127	$3,527,631
Best Buy Co., Inc.	39,562	3,452,576
National Vision Holdings, Inc.(1)	74,861	2,284,758
Ross Stores, Inc.	22,956	1,956,769
		$11,221,734
Technology Hardware, Storage & Peripherals — 1.0%
HP, Inc.	132,719	$2,313,292
		$2,313,292
Total Common Stocks (identified cost $197,527,464)		$220,448,165

Calvert
Mid-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.6%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(3)(4)	$697	$ 686,638
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(4)(5)	309	297,845
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(4)(5)	398	340,668
Total High Social Impact Investments (identified cost $1,403,903)		$ 1,325,151

Short-Term Investments — 1.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(6)	2,625,706	$ 2,625,706
Total Short-Term Investments (identified cost $2,625,706)		$ 2,625,706
Total Investments — 98.8% (identified cost $201,557,073)		$224,399,022
Other Assets, Less Liabilities — 1.2%		$ 2,835,567
Net Assets — 100.0%		$227,234,589

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $1,117,949 and the total market value of the collateral received by the Fund was $1,115,040, comprised of U.S. government and/or agencies securities.
(3)	Affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $1,325,151, which represents 0.6% of the net assets of the Fund as of June 30, 2020.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$696,903
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	309,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	398,000
At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $3,312,344, which represents 1.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Calvert
Mid-Cap Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$2,605,631	$ —	$(2,619,488)	$ —	$13,857	$ —	$7,640	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	696,903	—	—	(10,265)	686,638	5,662	696,903
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	15,470,735	(12,845,029)	—	—	2,625,706	465	2,625,706
Totals				$ —	$3,592	$3,312,344	$13,767

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$220,448,165(1)	$ —	$ —	$220,448,165
High Social Impact Investments	—	1,325,151	—	1,325,151
Short-Term Investments	—	2,625,706	—	2,625,706
Total Investments	$220,448,165	$3,950,857	$ —	$224,399,022

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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